Acquisitions, Dispositions And Other Adjustments (Fair Value of Assets Acquired And Liabilities Assumed) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets acquired
Goodwill	$ 104,568	$ 69,692	$ 69,273
DIRECTV [Member]
Assets acquired
Cash	4,797
Accounts Receivable	2,011
All other current assets	1,535
Property, plant and equipment (including satellites)	9,301
Investments and other assets	2,360
Goodwill	34,427
Total assets acquired	90,626
Liabilities assumed
Current liabilities, excluding current portion of long-term debt	5,693
Long-term debt - fair value	20,585
Other noncurrent liabilities	16,585
Total liabilities assumed	42,863
Net assets acquired	47,763
Noncontrolling interest	(354)
Aggregate value of consideration paid	47,409
DIRECTV [Member] | Customer lists and relationships [Member]
Assets acquired
Intangible assets subject to amortization	19,505
DIRECTV [Member] | Other [Member]
Assets acquired
Intangible assets subject to amortization	457
DIRECTV [Member] | Orbital Slots [Member]
Assets acquired
Intangible assets not subject to amortization	11,946
DIRECTV [Member] | Trade Name [Member]
Assets acquired
Intangible assets not subject to amortization	1,382
Intangible assets subject to amortization	$ 2,905